Taxes - Components of Income Tax Expense (Details) $ in Millions, $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2020 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Disclosure Of Income Taxes [line items]
Current tax expense			$ 13,657	$ 18,690	$ 11,652
Deferred tax expense (benefit):
Origination and reversal of temporary differences			2,115	(5,824)	127
Utilization (recognition) of tax losses, net			1,498	(1,994)	1,201
Change in the statutory rate			4	(41)	(102)
Total deferred tax expense (benefit)			621	(3,871)	(1,176)
Total income taxes		$ 696	$ 14,278	$ 14,819	$ 10,476
Mexico
Disclosure Of Income Taxes [line items]
Current tax expense	$ 5,500
Deferred tax expense (benefit):
Total income taxes	8,754
Penalties on income tax	3,253
Restatement effects on income tax	$ 868